Property, Plant and Equipment (Tables)	12 Months Ended
Aug. 31, 2019
Property Plant And Equipment
Schedule of property, plant and equipment
	Drilling		Computer	Machinery and	Leasehold	Heap leach	Construction-
	equipment	Automotive	Equipment	equipment	improvements	pads	in-progress *	Total
Cost
As at September 1, 2017	$444,825	$135,458	$63,095	$1,552,941	$96,113	$1,431,816	$1,316,857	$5,041,105
Additions	-	-	3,731	-	-	-	3,345	7,076
Disposals	(462,455)	(125,595)	(3,484)	(310,725)	-	-	-	(902,259)
Foreign exchange	17,630	4,920	2,628	58,505	3,719	59,035	61,767	208,204
As at August 31, 2018	$-	$14,783	$65,970	$1,300,721	$99,832	$1,490,851	$1,381,969	$4,354,126
Additions	-	-	4,950	-	21,147	-	-	26,097
Disposals	-	-	(7,142)	-	-	-	-	(7,142)
Foreign exchange	-	319	1,676	28,457	3,079	32,528	36,732	102,791
As at August 31, 2019	$-	$15,102	$65,454	$1,329,178	$124,058	$1,523,379	$1,418,701	$4,475,872
Accumulated depreciation
As at September 1, 2017	$287,300	$128,569	$43,830	$1,278,884	$70,300	$721,525	$-	$2,530,408
Depreciation expense	10,502	54	5,757	60,573	5,629	304,330	-	386,845
Disposals	(308,660)	(118,667)	(2,710)	(245,340)	-	-	-	(675,377)
Foreign exchange	10,858	4,596	2,034	49,114	2,830	42,839	-	112,271
As at August 31, 2018	$-	$14,552	$48,911	$1,143,231	$78,759	$1,068,694	$-	$2,354,147
Depreciation expense	-	12	7,191	36,718	4,956	304,238	-	353,115
Disposals	-	-	(5,214)	-	-	-	-	(5,214)
Foreign exchange	-	312	1,394	25,817	1,867	33,859	-	63,249
As at August 31, 2019	$-	$14,876	$52,282	$1,205,766	$85,582	$1,406,791	$-	$2,765,297
Net book value
As at August 31, 2017	$157,525	$6,889	$19,265	$274,057	$25,813	$710,291	$1,316,857	$2,510,697
As at August 31, 2018	$-	$231	$17,059	$157,490	$21,073	$422,157	$1,381,969	$1,999,979
As at August 31, 2019	$-	$226	$13,172	$123,412	$38,476	$116,588	$1,418,701	$1,710,575

*	Construction in progress represents construction of the Company’s processing plant.